Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Commitments and Contingencies
39.	Commitments and Contingencies

(a)	Contingent liabilities
Contingent liabilities may develop in a way not initially expected. Therefore, management continuously assesses contingent liabilities to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change in probability occurs (except in the extremely rare circumstances where no reliable estimate can be made).
Management makes estimates and assumptions that affect disclosures of commitments and contingencies. All estimates and assumptions are based on the evaluation of current circumstances and appraisals with the supports of internal specialists or external consultants.
Management regularly analyzes current information about these matters and provides for probable contingent losses including the estimate of legal expense to resolve the matters. Internal and external lawyers are used for these assessments. In making the decision regarding the need for a provision, management considers whether the Company has an obligation as a result of a past event, whether it is probable that an outflow or cash or other resources embodying economic benefits will be required to settle the obligation and the ability to make a reliable estimate of the amount of the obligation.

(b)	Details of guarantees
1) Contingent liabilities on outstanding guarantees provided by the Company as of December 31, 2022 are as follows:

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO HOLDINGS INC.	POSCO Asia Co., Ltd.	Credit Agricole and others	USD	205,000,000	259,797	—	—
	POSCO Maharashtra Steel Private Limited	SMBC and others	USD	139,784,000	177,149	109,784,000	139,129
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	2,164,300,000	2,742,818	1,250,244,173	1,584,435
	POSCO ASSAN TST STEEL INDUSTRY	SOCIETE GENERALE and others	USD	131,874,750	167,126	131,874,750	167,126
POSCO	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	60,000,000	76,038	60,000,000	76,038
	POSCO-VIETNAM Co., Ltd.	SMBC and others	USD	156,000,000	197,699	109,999,999	139,403
	POSCO COATED STEEL (THAILAND) CO., LTD.	SMBC and others	THB	5,501,000,000	201,667	4,765,000,000	174,685
POSCO INTERNATIONAL Corporation	POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD.	Export-Import Bank of Korea and others	USD	180,000,000	228,114	150,000,000	190,095
	POSCO INTERNATIONAL POWER (PNGLAE) LIMITED	KDB bank	USD	20,880,000	26,461	17,400,000	22,051
	GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	Shinhan Bank and others	USD	13,200,000	16,728	11,000,000	13,940
	PT. Bio Inti Agrindo	BTPN and others	IDR	1,250,510,000,000	101,166	1,178,510,000,000	95,341
	POSCO ASSAN TST STEEL INDUSTRY	ING	USD	14,652,750	18,569	14,652,750	18,569
	POSCO INTERNATIONAL Deutschland GmbH	Bank Mendes Gans Amsterdam	USD	50,000,000	63,365	—	—
	POSCO INTERNATIONAL AMERICA Corp.					15,002,042	19,012
	POSCO INTERNATIONAL JAPAN Corp.					7,521,345	9,532
	POSCO INTERNATIONAL SINGAPORE PTE. LTD.					—	—
	POSCO INTERNATIONAL Malaysia SDN BHD					—	—
	POSCO INTERNATIONAL Italia S.R.L.					—	—
	POSCO INTERNATIONAL MEXICO S.A. de C.V.					—	—

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
	GRAIN TERMINAL HOLDING PTE. LTD.	Export-Import Bank of Korea and others	USD	27,000,000	34,217	27,000,000	34,217
	POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD.	SC, Malaysia	USD	6,000,000	7,604	6,000,000	7,604
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO E&C Vietnam Co., Ltd.	POSCO Asia Co., Ltd. and others	USD	36,000,000	45,623	36,000,000	45,623
	PT.POSCO E&C INDONESIA	POSCO Asia Co., Ltd. and others	USD	25,900,000	32,823	25,900,000	32,823
POSCO ICT	PT.POSCO ICT INDONESIA	POSCO Asia Co., Ltd. and others	USD	1,500,000	1,901	300,000	380
POSCO STEELEON Co., Ltd.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd. and others	USD	13,986,947	17,726	11,952,170	15,147
POSCO ENERGY CO., LTD	PT. KRAKATAU POSCO ENERGY	POSCO Asia Co., Ltd. and others	USD	65,102,271	82,504	65,102,271	82,504
[Associates and joint ventures]
POSCO HOLDINGS INC.	CSP—Compania Siderurgica do Pecem	Export-Import Bank of Korea and others	USD	420,000,000	532,264	358,266,014	454,030
		BNDES	BRL	464,060,000	111,244	464,060,000	111,244
	Nickel Mining Company SAS	SMBC	EUR	46,000,000	62,155	46,000,000	62,155
POSCO	LLP POSUK Titanium	SMBC	USD	13,500,000	17,109	13,250,000	16,792
POSCO INTERNATIONAL Corporation	GLOBAL KOMSCO Daewoo LLC	Hana Bank	USD	6,650,000	8,428	6,300,000	7,984
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Chun-cheon Energy Co., Ltd.	Kookmin Bank and others	KRW	149,200	149,200	143,110	143,110
[Others]
POSCO INTERNATIONAL Corporation	SHERRITT INTERNATIONAL CORP.	Export-Import Bank of Korea	USD	21,818,182	27,650	860,880	1,091
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Busan Sanseong Tunnel and others	Balhae Infrastructure Fund and others	KRW	1,491,670	1,491,670	547,785	547,785
POSCO ICT	Busan Sanseong Tunnel	Kookmin Bank	KRW	7,621	7,621	6,391	6,391
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori Bank and others	AUD	14,242,095	12,226	14,242,095	12,226
PT. Bio lnti Agrindo	KSU Mandob	Bank Muamalat	IDR	80,000,000,000	6,472	80,000,000,000	6,472
POSCO Maharashtra Steel Private Limited	Gail India and others	HSBC and others	INR	772,210,905	11,823	772,210,905	11,823

			USD	3,773,148,900	4,781,713	2,428,410,394	3,077,525
			KRW	1,648,491	1,648,491	697,286	697,286
			IDR	1,330,510,000,000	107,638	1,258,510,000,000	101,813
			INR	772,210,905	11,823	772,210,905	11,823
			THB	5,501,000,000	201,667	4,765,000,000	174,685
			EUR	46,000,000	62,155	46,000,000	62,155
			AUD	14,242,095	12,226	14,242,095	12,226
			BRL	464,060,000	111,244	464,060,000	111,244

2) Contingent liabilities on debt acquisition, financial support agreement provided by the Company as of December 31, 2022 are as follows:

(in millions of Won)			Agreed amount			Executed amount
Provider	Recipient	Creditor	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	JB CLARK HILLS	HSBC and others	USD	30,000,000	38,019	27,500,000	34,851
[Associates and joint ventures]
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	New Songdo International City Development, LLC	Others	KRW	520,000	520,000	453,400	453,400
	POHANG E&E Coi., LTD	Heungkuk Life Insurance Co., Ltd.	KRW	71,930	71,930	50,492	50,492
	UITrans LRT Co., Ltd	Kookmin Bank and others	KRW	205,051	205,051	176,600	176,600
	Pocheon-Hwado Highway Corp.	Lotte Insurance Co., Ltd and others	KRW	319,526	319,526	95,137	95,137
	Pureun Tongyeong Enviro Co., Ltd.	KDB Bank and others	KRW	22,714	22,714	13,035	13,035
	Pure Gimpo.Co.,Ltd	KDB Bank and others	KRW	51,559	51,559	27,213	27,213
	Clean Iksan Co.,Ltd	SAMSUNG FIRE & MARINE INSURANCE	KRW	44,054	44,054	27,710	27,710
POSCO ICT	UITrans LRT Co., Ltd	Kookmin Bank	KRW	43,736	43,736	35,261	35,261
[Others]
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Incheon-Gimpo Expressway Co., Ltd and others	Kookmin Bank and others	KRW	3,823,072	3,823,072	1,627,863	1,627,863
POSCO ICT	Incheon-Gimpo Expressway Co., Ltd and others	Kookmin Bank and others	KRW	216,051	216,051	94,474	94,474

(c)	Other commitments
Details of other commitments of the Company as of December 31, 2022 are as follows:

Company	Description
POSCO HOLDINGS INC.
As of December 31, 2022, POSCO HOLDINGS INC. entered into a commitment with KOREA ENERGY AGENCY for long-term foreign currency borrowings, which are limited up to the amount of USD 4.12 million. The borrowing is related to the exploration of gas hydrates in Western Fergana-Chinabad. The repayment of the borrowings depends on the success of the projects. POSCO HOLDINGS INC. is not liable for the repayment of full or part of the amount borrowed if the respective projects fail. POSCO HOLDINGS INC. has agreed to pay a certain portion of its profits under certain conditions, as defined by the borrowing agreements. As of December 31, 2022, the ending balance of the borrowing amounts to USD 1.02 million.

POSCO HOLDINGS INC. has provided a supplemental funding agreement, as the largest shareholder, as requested from the creditors, including Norddeutsche Landesbank, for seamless funding to POSCO ENERGY Co., Ltd., a subsidiary of the Company, under construction of new power plant.

POSCO HOLDINGS INC. has deposited 3,128,714 treasury shares for exchange with the Korea Securities Depository in relation to foreign currency exchangeable bonds as of December 31, 2022.

Company	Description

POSCO
POSCO entered into long-term contracts to purchase iron ore, coal, nickel and others. The contracts of iron ore and coal generally have terms of more than three years and the contracts of nickel have terms of more than one year. These contracts provide for periodic price adjustments based on the market price. As of December 31, 2022, 66 million tons of iron ore and 4 million tons of coal remained to be purchased under such long-term contracts.

POSCO entered into an agreement with Tangguh Liquefied Natural Gas (LNG) Consortium in Indonesia to purchase 550 thousand tons of LNG annually for 20 years commencing in August 2005. The purchase price is subject to change, based on changes of the monthly standard oil price (JCC) and with a price ceiling.

POSCO has a long-term service contract for the transportation of raw material. As of December 31, 2022, there are 36 vessels under contract, and the average remaining contract period is about 8 years.

POSCO INTERNATIONAL Corporation
POSCO INTERNATIONAL Corporation operates a ship-to-ship business in which ships are chartered from ship’s owners and leased out to shippers. The Company has entered into a ship purchase agreement with the ship owners and the shippers, which obliges the shippers to pay the agreed amount either at the end of the contract terms or at the agreed termination and to take over the ownership of the vessel from the ship owners. Only if the shipper fails to fulfill its obligation including payment obligation for the purchase of the vessel, the Company is obliged to take over the ship based on the condition that the shipper’s contractual obligations and rights are transferred to the company. As of December 31, 2022, the amount which is exposed to the ship purchase agreements entered into is USD 170 million.

The Company invested in the Ambatovy Nickel Project (DMSA/AMSA) in Madagascar through the Korea Ambatovy Consortium (KAC) formed with Korea Mine Rehabilitation and Mineral Resources Corporation (KOMIR) and STX Corporation. SHERRITT INTERNATIONAL CORP., the operator, transferred a portion of the project’s interests to Sumitomo and AHL (Ambatovy Holdings Limited) in November 2017, and transferred the remaining interests of the project to Sumitomo and AHL2 (Ambatovy Holdings II Limited) in August 2020. KAC has the rights and obligations to the 15.33% stake held by AHL and AHL2.

POSCO ENGINEERING & CONSTRUCTION CO., LTD.
As of December 31, 2022, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has foreign currency guarantees of up to USD 1,572 million provided by financial institutions and uses USD 753 million with Woori Bank and others.

As of December 31, 2022, according to the project agreements related to redevelopment and reconstruction projects, the Company has an agreement to compensate the Korea Housing and Urban Guarantee Corporation for damages of principal and interest amounting to
￦
1,861,391 million(limited to
￦
3,346,129 million). Futhermore, the Company provides agreements of construction completion (compensation for non-performance) in connection with a number of implementation and union business projects.

Company	Description

As of December 31, 2022, according to the investor agreement for the construction of Samcheok Thermal Power Plant, POSCO ENGINEERING & CONSTRUCTION CO., LTD is obligated to make contibutions for core capital, unqualified investment, excess expenses occurred for business, and accelaration of payment. Among them, the remaining amount of the core capital investment obligation is
￦
43,189 million, and the payment period is expected to be in the first quarter of 2024.

POSCO ICT	As of December 31, 2022, in relation to contract enforcement, POSCO ICT is provided with a guarantee of
￦
83,547 million,
￦
58,091 million,
￦
153 million, and
￦
5,333 million from Korea Software Financial Cooperative, Seoul Guarantee Insurance, Engineering guarantee insurance and Construction Guarantee Cooperative respectively.

(d)	Litigation in progress

1)	Request for Arbitration of NSC Investment and TGC
In March 2019, NSC Investment and TGC(“Applicant”), a former joint venture partner of POSCO ENGINEERING & CONSTRUCTION CO., LTD., in connection with the Songdo International City Development Project in Incheon, filed an arbitration (mediation price: approximately USD 2.3 billion) for alleged violations of contract by POSCO ENGINEERING & CONSTRUCTION CO., LTD. In the meantime the Company has determined that the Applicant’s claim is without merit, and did not recognized a provision. Meanwhile, on October 28, 2022, the final arbitration ruling resulted in the rejection of all of the Applicant’s demands.

2)	Other litigation
As of December 31, 2022, litigations in progress that POSCO HOLDINGS INC. and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Description

POSCO HOLDINGS INC.	2	KRW	9,445	9,445	Lawsuit on claim for damages and others
POSCO	46	KRW	254,990	254,990	Lawsuit on claim for employee status and others
POSCO INTERNATIONAL Corporation	1	CAD	79,000	73,895	Lawsuit on claim for damages
	2	INR	4,469,396	68,426	Lawsuit on claim for payment on guarantees and others(*1)
	6	KRW	15,116	15,116	Lawsuit on claim for damages and others
	1	PKR	124,775	697	Lawsuit on claim for damages
	5	USD	73,141	92,692	Lawsuit on claim for damages and others
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	107	KRW	546,364	546,364	Lawsuit on claim for damages and others(*1)
POSCO ICT	1	BRL	7,586	1,818	Lawsuit on claim for damages
	14	KRW	7,751	7,751	Lawsuit on claim for damages and others(*1)
POSCO ENERGY CO., LTD.	2	KRW	66,505	66,505	Lawsuit on claim for damages and others
POSCO CHEMCAL CO., LTD	3	KRW	1,514	1,514	Lawsuit on claim for damages and others
POSCO M-TECH	1	KRW	45	45	Lawsuit on claim for damages and others
POSCO A&C	8	KRW	11,556	11,556	Lawsuit on claim for payment on construction and others(*1)
POSCO O&M Co., Ltd.	3	KRW	1,035	1,035	Lawsuit on claim for damages and others
eNtoB Corporation	1	KRW	14	14	Lawsuit on claim for damages and others
POSCO MOBILITY SOLUTION	1	KRW	6	6	Lawsuit on claim for wages
POSCO Humans	2	KRW	233	233	Lawsuit on claim for invalidation of dismissal(*1)
POSCO-India Pune Processing Center. Pvt. Ltd.	1	INR	2,197,800	33,648	Lawsuit over contract dispute
POSCO INTERNATIONAL VIETNAM CO., LTD.	1	VND	579,407	31	Lawsuit over contract dispute(*1)
POSCO Engineering and Construction India Private Limited	2	INR	493,968	7,563	Lawsuit on claim for payment and others
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	79	BRL	185,766	44,532	Lawsuit on claim for payment on construction and others(*1)
POSCO ENGINEERING (THAILAND) CO., LTD.	1	THB	160,929	5,900	Lawsuit on claim for payment on construction
QINGDAO POHANG STAINLESS STEEL CO., LTD.	4	CNY	55,760	10,117	Lawsuit over contract dispute
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	1	INR	54,420	833	Lawsuit on claim for damages
POSCO E&C CHINA CO., LTD.	2	CNY	24,837	4,506	Lawsuit over contract dispute and others
POSCO SOUTH EAST ASIA PTE. LTD	2	USD	15,900	20,150	Lawsuit over contract dispute and others
Brazil Sao Paulo Steel Processing Center	4	BRL	3,844	921	Lawsuit on claim for labor and others
POSCO Thainox Public Company Limited	1	THB	3,000	110	Lawsuit on invalidation of a check
POSCO(Yantai) Automotive Processing Center Co., Ltd	1	CNY	231	42	Lawsuit on claim for labor and others
POSCO ASSAN TST STEEL INDUSTRY	6	USD	133	168	Lawsuit on claim for labor and others(*1)
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	3	TRY	93	6	Lawsuit over industrial accidents and others(*1)
POSCO(Dalian) IT Center Development Co., Ltd.	1	CNY	49	9	Lawsuit on claim for damages
POSCO-India Private Limited	1	INR	2,466	38	Lawsuit on claim for wages
PT. KRAKATAU POSCO ENERGY	1	IDR	38,243,593	3,094	Lawsuit on claim for wages
POSCO INTERNATIONAL SINGAPORE PTE. LTD.	1	USD	54,665	69,276	Lawsuit on claim for damages

(*1)
The Company made a reliable estimate in 57 lawsuits by considering the possibility and amount of expected outflow of resources and recognized
￦
52,530 million as provision for legal contingencies and claims.

For all the other lawsuits and claims, management does not believe the Company has any present obligations and therefore, the Company has not recognized any provisions as of December 31, 2022 for the matters.

(e)	Other contingent circumstances
Other major contingencies for the Company as of December 31, 2022 are as follows:

Company	Description
POSCO HOLDINGS INC.	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

POSCO HOLDINGS INC. is jointly liable for guarantees of indebtedness (including financial guarantee contracts) before the spin off date of POSCO.

POSCO INTERNATIONAL Corporation	As of December 31, 2022, POSCO INTERNATIONAL Corporation has provided 30 blank promissory notes and 23 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO ENGINEERING & CONSTRUCTION CO., LTD.	As of December 31, 2022, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 34 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of ￦7,515,815 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.

POSCO ICT	As of December 31, 2022, POSCO ICT has provided 6 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.